Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Revenues	$ 130,772		$ 24,114	$ 443,038		$ 35,077	$ 468,925
Costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	32,164		3,925	90,617		24,690	106,003
Marketing and selling	54,228		7,955	181,358		38,121	178,446
General and administrative	29,275		15,871	92,170		66,199	101,335
Depreciation and amortization	1,385		295	2,322		48,247	93,078
Impairment charges						573,838
Income (loss) from operations	13,720		(3,932)	76,571		(716,018)	(9,937)
Other expenses:
Interest expense – net	3,942		16,319	58,179		57,482	41,497
Loss on extinguishment of debt	4,285		0	35,828		685	2,414
Other expense	2,279			1,389
Loss before income taxes	3,214		(20,251)	(18,825)		(774,185)	(53,848)
Income tax expense	76			304
Net loss	3,138		(20,251)	(19,129)		(774,185)	(53,848)
Net loss attributable to Hoya Intermediate LLC shareholders prior to reverse recapitalization			$ (20,251)	(12,836)		$ (774,185)	$ (53,848)
Net loss attributable to redeemable noncontrolling interests	1,879			(3,010)
Net loss attributable to Class A Common Stockholders	$ 1,259			$ (3,283)
Loss per Class A Common Stock
Basic	$ 0.02	[1]		$ (0.04)	[2]
Diluted	$ 0.02	[1]		$ (0.04)	[2]
Weighted average common shares outstanding(1):
Basic	79,151,929	[1]		77,498,775	[2]
Diluted	198,414,147	[1]		77,498,775	[2]

[1]	There were no shares of Class A Common Stock outstanding prior to October 18, 2021. Therefore, no income (loss) per share information has been presented for any period prior to that date.
[2]	Represents loss per common share and weighted-average common shares outstanding for the period following the Merger Transaction and PIPE Financing as defined in Note 1, Background, Description of Business and Basis of Presentation.